REVENUE EARNING DEVICES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Revenue Earning Devices
SCHEDULE OF REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	May 31, 2026	February 28, 2026
Revenue earning devices	$8,632,012	$8,355,295
Less: Accumulated depreciation	(3,781,667)	(3,257,668)
	$4,850,345	$5,097,627

Revenue earning devices (RED) consisted of the following:

	February 28, 2026	February 28, 2025
Revenue earning devices	$8,355,295	$6,831,352
Less: Accumulated depreciation	(3,257,668)	(2,292,172)
	$5,097,627	$4,539,180

SCHEDULE OF DEPRECIATION AND AMORTIZATION

Depreciation and amortization for the years ended May 31, 2026, and May 31, 2025, are as follows:

Depreciation and Amortization RED	Three Months Ended May 31 2026	Three Months Ended May 31, 2025

Cost of Goods Sold	$513,195	$447,955
Operating expenses	10,804	4,104
Total Depreciation and Amortization RED	$523,999	$452,059

Depreciation and amortization for the years ended February 28, 2026, and February 28, 2025, are as follows:

Depreciation and Amortization RED	Year Ended February 28, 2026	Year Ended February 28, 2025

Cost of Goods Sold	$1,981,679	$1,051,498
Operating expenses	91,811	287,830
Total Depreciation and Amortization RED	$2,073,490	$1,339,328